STATEMENTS OF EQUITY (USD $) In Millions	Total	Total Shareholders Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]
Beginning of year at Dec. 31, 2011			$ 2	$ 515	$ 103	$ 55
Return of capital				0
Net earnings (loss)	38				38
Other comprehensive income (loss)	27					27
Other				1
End of year at Dec. 31, 2012		741	2	516	141	82
Return of capital				(200)
Net earnings (loss)	28				28
Other comprehensive income (loss)	(74)					(74)
Other				(1)
End of year at Dec. 31, 2013	494	494	2	315	169	8
Return of capital				0
Net earnings (loss)	(5)				(5)
Other comprehensive income (loss)	9					9
Other				2
End of year at Dec. 31, 2014	$ 500	$ 500		$ 317	$ 164	$ 17